Summary of Significant Accounting Policies - Segment Reporting - Additional Information (Details) - Segment		9 Months Ended	12 Months Ended
	Aug. 05, 2019	Dec. 31, 2017	Dec. 31, 2018
Accounting Policies [Abstract]
Number of operating segments	1	1	1